## ATTENTION

**Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.**

**FORM D**

1195787

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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02059078

# FORM D

## NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

| SEC USE ONLY | |
|---|---|
| Prefix | Serial |
| DATE RECEIVED | |

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Series C Preferred Stock Financing

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

### A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Reflectivity, Inc.

| Address of Executive Offices (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code) |
|---|---|
| 350 Potrero Ave., Sunnyvale, CA 94085 | (408) 737-8100 |
| Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) (Same as above) | Telephone Number (Including Area Code) (Same as above) |

Brief Description of Business:
Developing innovative optical MEMS (micro-electro-mechanical-systems) devices for high definition displays and other applications

RECEIVED OCT 01 2002

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

PROCESSED
OCT 04 2002
THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 0 4 Year 9 8 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) C A

### GENERAL INSTRUCTIONS

**Federal:**

*Who Must File*: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

*When To File*: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

*Where To File*: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

*Copies Required*: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

*Information Required*: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

*Filing Fee*: There is no federal filing fee.

**State:**

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

## A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Robert M. Duboc

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Reflectivity, Inc., 3910 Freedom Circle, Suite 103, Santa Clara, CA 95054

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Andrew Huibers

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Reflectivity, Inc., 3910 Freedom Circle, Suite 103, Santa Clara, CA 95054

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Yigal Dan Rubinstein

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Reflectivity, Inc., 3910 Freedom Circle, Suite 103, Santa Clara, CA 95054

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Ronald Chwang

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Acer Technology Ventures, 5201 Great America Parkway, Suite 270, Santa Clara, CA 95054

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

David Leeson

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Stanford University, 15300 Soda Springs Road, Los Gatos, CA 95033

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Katherine Jen

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Asia Tech Management LLC, 2041 Mission College Boulevard, Suite 100, Santa Clara, CA 95054

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

## A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Fred Wong

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o InveStar Capital, 1737 North First Street, Suite 650, San Jose, CA 95112

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Tsang, Kai

Business or Residence Address (Number and Street, City, State, Zip Code)

C/o VentureTech Alliance, LLC, 2585 Junction Avenue, San Jose, CA 95134

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Orcland, Inc.

Full Name (Last name first, if individual)

c/o Sony Corporation of America, 550 Madison Ave., 5th Floor, New York, NY 10022

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

*InveStar entities

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

3600 Pruneridge Ave., #300, Santa Clara, CA 95051

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

InFocus Systems

Business or Residence Address (Number and Street, City, State, Zip Code)

27700B SW Parkway Ave., Wilsonville, OR 97070-9215

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

*InveStar entities include: InveStar Semiconductor Development Fund, Inc.; InveStar Burgeon Venture Capital, Inc.; InveStar Dayspring Venture Capital, Inc.; InveStar Semiconductor Development Fund, Inc. (II) LDC.

## B. INFORMATION ABOUT OFFERING

| | | Yes | No |
|---|---|---|---|
| 1. | Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? | ☐ | ☒ |
| | Answer also in Appendix, Column 2, if filing under ULOE. | | |
| 2. | What is the minimum investment that will be accepted from any individual? | $399,999.14 | |
| | | Yes | No |
| 3. | Does the offering permit joint ownership of a single unit? | ☒ | ☐ |

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

---

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [ AL ] | [ AK ] | [ AZ ] | [ AR ] | [ CA ] | [ CO ] | [ CT ] | [ DE ] | [ DC ] | [ FL ] | [ GA ] | [ HI ] | [ ID ] |
| [ IL ] | [ IN ] | [ IA ] | [ KS ] | [ KY ] | [ LA ] | [ ME ] | [ MD ] | [ MA ] | [ MI ] | [ MN ] | [ MS ] | [ MO ] |
| [ MT ] | [ NE ] | [ NV ] | [ NH ] | [ NJ ] | [ NM ] | [ NY ] | [ NC ] | [ ND ] | [ OH ] | [ OK ] | [ OR ] | [ PA ] |
| [ RI ] | [ SC ] | [ SD ] | [ TN ] | [ TX ] | [ UT ] | [ VT ] | [ VA ] | [ WA ] | [ WV ] | [ WI ] | [ WY ] | [ PR ] |

---

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [ AL ] | [ AK ] | [ AZ ] | [ AR ] | [ CA ] | [ CO ] | [ CT ] | [ DE ] | [ DC ] | [ FL ] | [ GA ] | [ HI ] | [ ID ] |
| [ IL ] | [ IN ] | [ IA ] | [ KS ] | [ KY ] | [ LA ] | [ ME ] | [ MD ] | [ MA ] | [ MI ] | [ MN ] | [ MS ] | [ MO ] |
| [ MT ] | [ NE ] | [ NV ] | [ NH ] | [ NJ ] | [ NM ] | [ NY ] | [ NC ] | [ ND ] | [ OH ] | [ OK ] | [ OR ] | [ PA ] |
| [ RI ] | [ SC ] | [ SD ] | [ TN ] | [ TX ] | [ UT ] | [ VT ] | [ VA ] | [ WA ] | [ WV ] | [ WI ] | [ WY ] | [ PR ] |

---

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [ AL ] | [ AK ] | [ AZ ] | [ AR ] | [ CA ] | [ CO ] | [ CT ] | [ DE ] | [ DC ] | [ FL ] | [ GA ] | [ HI ] | [ ID ] |
| [ IL ] | [ IN ] | [ IA ] | [ KS ] | [ KY ] | [ LA ] | [ ME ] | [ MD ] | [ MA ] | [ MI ] | [ MN ] | [ MS ] | [ MO ] |
| [ MT ] | [ NE ] | [ NV ] | [ NH ] | [ NJ ] | [ NM ] | [ NY ] | [ NC ] | [ ND ] | [ OH ] | [ OK ] | [ OR ] | [ PA ] |
| [ RI ] | [ SC ] | [ SD ] | [ TN ] | [ TX ] | [ UT ] | [ VT ] | [ VA ] | [ WA ] | [ WV ] | [ WI ] | [ WY ] | [ PR ] |

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $ 7,815,202.45

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

| | Payments to Officers, Directors, & Affiliates | Payments to Others |
|---|---|---|
| Salaries and fees | ☐ $ | ☐ $ |
| Purchase of real estate | ☐ $ | ☐ $ |
| Purchase, rental or leasing and installation of machinery and equipment | ☐ $ | ☐ $ |
| Construction or leasing of plant buildings and facilities | ☐ $ | ☐ $ |
| Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger) | ☐ $ | ☐ $ |
| Repayment of indebtedness | ☐ $ | ☐ $ |
| Working capital | ☐ $ | ☒ $ 7,815,202.45 |
| Other (specify): | ☐ $ | ☐ $ |
| | ☐ $ | ☐ $ |
| Column Totals | ☐ $ 0 | ☐ $ 0 |
| Total Payments Listed (column totals added) | ☒ $7,815,202.45 | |

## D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

| Issuer (Print or Type) | Signature | Date |
|---|---|---|
| Reflectivity, Inc. | [signature] | September 26, 2002 |
| Name of Signer (Print or Type) | Title of Signer (Print or Type) | |
| Mavis Yee | Assistant Secretary | |

**ATTENTION**

**Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)**